UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SuttonBrook Capital Management LP
Address: 598 Madison Ave
         6th fl
         New York, NY  10022

13F File Number:  28-10322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rich Potapchuk
Title:     CFO
Phone:     212-588-6623

Signature, Place, and Date of Signing:

     Rich Potapchuk     New York, NY     August 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $625,680 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    COM              02076X102    21993   881200 SH       SOLE                   881200        0        0
ALTUS PHARMACEUTICALS INC      COM              02216N105      179   460000 SH       SOLE                   460000        0        0
ANIXTER INTL INC               NOTE 7/0         035290AG0    11606 20500000 PRN      SOLE                 20500000        0        0
APACHE CORP                    COM              037411105    11420   166600 SH       SOLE                   166600        0        0
BANK OF AMERICA CORPORATION    COM              060505104    23091  1841296 SH       SOLE                  1841296        0        0
BEST BUY INC                   SDCV 2.250% 1/1  086516AF8    10123 11000000 PRN      SOLE                 11000000        0        0
BIOCRYST PHARMACEUTICALS       COM              09058V103     2272   593344 SH       SOLE                   593344        0        0
BLACKROCK INC                  DBCV 2.625% 2/1  09247XAB7    29322 17500000 PRN      SOLE                 17500000        0        0
CAPITALSOURCE INC              COM              14055X102     6879  1483810 SH       SOLE                  1483810        0        0
CELGENE CORP                   COM              151020104     9999   220000 SH       SOLE                   220000        0        0
CF INDS HLDGS INC              COM              125269100    14087   200000 SH       SOLE                   200000        0        0
CITIGROUP INC                  COM              172967101   161802    24000 SH  PUT  SOLE                 20363500        0        0
CITIGROUP INC                  COM              172967101    21951    95300 SH  PUT  SOLE                  1045300        0        0
CONSECO INC                    COM NEW          208464883     6755  3000000 SH       SOLE                  3000000        0        0
CUBIST PHARMACEUTICALS INC     COM              229678107     5224   300000 SH       SOLE                   300000        0        0
EV3 INC                        COM              26928A200     5013   490800 SH       SOLE                   490800        0        0
GENCORP INC                    COM              368682100      756   416382 SH       SOLE                   416382        0        0
GILEAD SCIENCES INC            NOTE 0.625% 5/0  375558AH6    34151 28000000 PRN      SOLE                 28000000        0        0
I-FLOW CORP                    COM NEW          449520303      800   121300 SH       SOLE                   121300        0        0
INCYTE CORP                    COM              45337C102     2908   930500 SH       SOLE                   930500        0        0
JPMORGAN CHASE & CO            COM              46625H100    42128  1300000 SH       SOLE                  1300000        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     9401  1975000 SH       SOLE                  1975000        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     7888  2903000 SH       SOLE                  2903000        0        0
MEDAREX INC                    COM              583916101     5693   717604 SH       SOLE                   717604        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     9896   294800 SH       SOLE                   294800        0        0
RTI BIOLOGICS INC              COM              74975N105     2356   577956 SH       SOLE                   577956        0        0
SCHERING PLOUGH CORP           COM              806605101    26252  1100000 SH       SOLE                  1100000        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      502    11000 SH       SOLE                    11000        0        0
SONIC AUTOMOTIVE INC           NOTE 4.250%11/3  83545GAK8    13161 16000000 PRN      SOLE                 16000000        0        0
SONOSITE INC                   COM              83568G104     3787   199000 SH       SOLE                   199000        0        0
SUN MICROSYSTEMS INC           COM NEW          866810203     4380   500000 SH       SOLE                   500000        0        0
SYBASE INC                     NOTE 1.750% 2/2  871130AB6    32493 26795000 SH       SOLE                 26795000        0        0
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0    17740 18500000 PRN      SOLE                 18500000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    26677  1600000 SH       SOLE                  1600000        0        0
THORATEC CORP                  COM NEW          885175307     4071   160000 SH       SOLE                   160000        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     4536    57300 SH       SOLE                    57300        0        0
US BANCORP DEL                 COM NEW          902973304    18727  1100000 SH       SOLE                  1100000        0        0
VOLCANO CORPORATION            COM              928645100     3647   274600 SH       SOLE                   274600        0        0
WESTERN REFNG INC              NOTE 5.750% 6/1  959319AC8     8956 10500000 PRN      SOLE                 10500000        0        0
WESTERN REFNG INC              COM              959319104     3058   455880 SH       SOLE                   455880        0        0